TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of Trade Receivables and Other Current Assets
Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2019	2018
Trade receivables	$580	$489
Prepaids and others	143	136
Other short-term receivables	205	144
Current portion of contract asset	51	45

	$979	$814